--------------------------------------------------------------------------------


                      The Sentinel Variable Products Trust

                         Supplement dated June 10, 2005
                       to the Prospectus dated May 2, 2005

PORTFOLIO MANAGERS

Effective June 30, 2005, Betsy Pecor will co-manage the Small Company Fund. Ms. Pecor has been associated with NL Capital Management, Inc. or an affiliate since 2000. Ms. Pecor has earned the right to use the Chartered Financial Analyst designation.

DETAILS ABOUT THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

The following sentence is added to the "Mortgage-Backed Securities Risk" paragraph beginning on page 15 of the prospectus:

     Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the fixed-income portion of the Balanced Fund and the Bond Fund invest.











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                      The Sentinel Variable Products Trust

                         Supplement dated June 10, 2005
          to the Statement of Additional Information dated May 2, 2005

INVESTMENT OBJECTIVES AND POLICIES

The "Asset Coverage for Futures Contracts and Options" paragraph beginning on page 8 of the statement of additional information is deleted and replaced with the following paragraphs:

     COMMODITY POOL OPERATOR. The use of derivative instruments is subject to applicable regulations of the Commodity Futures Trading Commission ("CFTC"). The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule
     4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation by the CFTC as a commodity pool operator under the CEA.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


MANAGEMENT OF THE TRUST
The table on page 13 of the statement of additional information is deleted and replaced with the following:


                              POSITION(S)      TERM OF OFFICE+          PRINCIPAL OCCUPATION(S)
                             HELD WITH THE      AND LENGTH OF                DURING PAST              NUMBER OF         PUBLIC
NAME, ADDRESS AND AGE            FUNDS           TIME SERVED                 FIVE YEARS             FUNDS OVERSEEN   DIRECTORSHIPS

----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Malone (49)       Vice President    Vice President and  Sentinel Administrative Service     3 registered       None
National Life Drive         and Treasurer     Treasurer since     Company - Vice President, 1997 to   investment
Montpelier, Vermont 05604                     2000                present; Assistant Vice             companies
                                                                  President, 1990 to 1997; Sentinel   consisting of
                                                                  Group Funds, Inc. - Vice            24 portfolios
                                                                  President & Treasurer, 1997 to
                                                                  present; Assistant Vice
                                                                  President, 1990 to 1997

John K. Landy (44)          Vice President    Vice President      Sentinel Administrative Service     3 registered       None
National Life Drive                           since 2004          Company - Senior Vice President,    investment
Montpelier, Vermont 05604                                         2003 to present; Vice President,    companies
                                                                  1997 to 2003                        consisting of
                                                                                                      24 portfolios
Scott G. Wheeler (39)       Assistant Vice    Assistant Vice      Sentinel Administrative Service     3 registered       None
National Life Drive         President and     President and       Company - Assistant Vice            investment
Montpelier, Vermont 05604   Assistant         Assistant Treasurer President, 1998 to present;         companies
                            Treasurer         since 2004          Sentinel Group Funds, Inc. - Vice   consisting of
                                                                  President & Treasurer, 1997 to      24 portfolios
                                                                  present; Assistant Vice
                                                                  President, 1990 to 1997
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------

Kerry A. Jung (32)          Secretary         Secretary since     National Life Insurance Company     3 registered       None
National Life Drive                           2005                - Senior Counsel, 2005 - present;   investment
Montpelier, VT  05604                                             Sentinel Group Funds, Inc. ,        companies
                                                                  Sentinel Variable Products Trust    consisting of
                                                                  - Secretary, 2005 to present;       24 portfolios
                                                                  Equity Services, Inc.; Sentinel
                                                                  Advisors Company; NL Capital
                                                                  Management, Inc;  Sentinel
                                                                  Financial Services Company;
                                                                  Sentinel Administrative Service
                                                                  Company - Counsel, 2005 to
                                                                  present; Strong Financial
                                                                  Corporation - Managing Counsel,
                                                                  2004-2005; Associate Counsel,
                                                                  2000 to 2004

D. Russell Morgan (49)      Chief Compliance  Chief Compliance    Sentinel Group Funds, Inc.,         3 registered       None
National Life Drive         Officer           Officer since       Sentinel Variable Products Trust,   investment
Montpelier, Vermont 05604                     2004                Sentinel Advisors Company, NL       companies
                                                                  Capital Management, Inc.,           consisting of
                                                                  National Life Variable Products     24 portfolios
                                                                  Separate Accounts - Chief
                                                                  Compliance Officer, 2004 to
                                                                  present; Sentinel Group Funds -
                                                                  Secretary, 1988 - 2004;  Sentinel
                                                                  Variable Products Trust -
                                                                  Secretary, 2000 - 2004; National
                                                                  Life Insurance Company -
                                                                  Assistant General Counsel, 2001
                                                                  to 2004; Senior Counsel, 2000 to
                                                                  2001; Counsel, 1994 to 2000;
                                                                  Equity Services, Inc. - Counsel,
                                                                  1986 to 2004; Sentinel Advisors
                                                                  Company,  NL Capital Management, Inc.
                                                                  Sentinel Financial Services
                                                                  Company,  Sentinel Administrative
                                                                  Service Company - Counsel, 1993
                                                                  to 2004



PORTFOLIO MANAGERS

The "Portfolio Managers Compensation" paragraph beginning on page 14 of the statement of additional information is deleted and replaced with the following:

     In addition to managing the Fund(s), each portfolio manager manages one or more publicly available funds of Sentinel Group Funds, Inc. (each a "publicly available Sentinel fund"), including funds with substantially similar investment objectives and strategies as a Fund. Mr. Lee manages the Mid Cap Growth Fund as well as the publicly available Sentinel Mid Cap Growth and Sentinel Flex Cap Opportunity Funds. Mr. Manion manages the Common Stock Fund and the equity portion of the Balanced Fund as well as the publicly available Sentinel Common Stock Fund and the equity portion of the Sentinel Balanced Fund. Mr. Schwartz manages the Small Company Fund as well as the publicly available Sentinel Core Mid Cap and Sentinel Small Company Funds. The compensation of each of Messrs. Lee, Manion and Schwartz consists of a combination of fixed salary and incentive compensation. The fixed salary portion of compensation is based on comparative investment management industry data. Incentive compensation can be a significant portion of total compensation. Incentive compensation is primarily based on pre-tax investment performance of the publicly available Sentinel fund(s) managed by such person relative to Morningstar ratings and rankings. Relative results for the most recent 1-, 3- and 5-year periods are taken into account, with 25% based on the 1-year relative performance, 50% based on the 3-year relative performance, and 25% based on the 5-year relative performance. No incentive compensation is paid on performance below a 50% Morningstar percentile ranking. A portion of the incentive compensation is deferred and invested in one or more publicly available Sentinel funds.

     Mr. Lert, the portfolio manager of the Growth Index Fund and the Sentinel Growth Index Fund, also receives a combination of fixed salary and incentive compensation. However, performance of the Sentinel Growth Index Fund is a relatively small factor in his incentive compensation. Rather, Mr. Lert's compensation is primarily based on the quality of his quantitative research that is available to all the Funds and the publicly available Sentinel funds.

     Mr. Brownlee, the portfolio manager of the Bond Fund and the fixed-income portion of the Balanced Fund, manages several publicly available Sentinel funds, including the similarly managed Sentinel Bond Fund and the fixed-income portion of the Sentinel Balanced Fund, and also the Sentinel Government Securities Fund and Sentinel Short Maturity Government Fund. Mr. Brownlee also manages portions of the portfolios of National Life Insurance Company and Life Insurance Company of the Southwest (the "Company Portfolios") (National Life Insurance Company and Life Insurance Company of the Southwest are affiliates of the Advisor). Mr. Brownlee's compensation consists of a combination of a fixed salary and incentive compensation. A portion of the incentive compensation is deferred and invested in one or more publicly available Sentinel funds.

     Portfolio managers who manage more than one fund and/or also manage accounts for National Life Insurance Company and its affiliates have a pro rata share of their salaries based on the amount of assets managed for each area and each type of investment or fund. The determination of these allocations is in the best judgment of and at the discretion of the Advisor's chief executive officer. In addition, for all portfolio managers, the Advisor and/or an affiliate contributes an amount equal to 20% of the aggregate amount of all incentive compensation for a particular year to a discretionary award pool. Payments from this pool are determined by the Chief Executive Officers of the Advisor and National Life Insurance Company based on overall results for the National Life Insurance Company and its affiliates, an evaluation of individual performance, and other factors they determine.

     Portfolio managers also participate in benefit plans and programs available generally to all employees of the National Life Insurance Company and its affiliates. These include health, life and disability insurance, and a defined benefit pension plan.

The following line item is added to the "Portfolio Managers' Management of Registered Investment Companies/Series Other Than the Trust" table:


     PORTFOLIO MANAGER           NUMBER OF          TOTAL ASSETS AS OF          NUMBER OF          TOTAL ASSETS OF
                              COMPANIES/SERIES      DECEMBER 30, 2005(1)    COMPANIES/SERIES     COMPANIES/SERIES
                                                                                  WITH                  WITH
                                                                            PERFORMANCE-BASED     PERFORMANCE-BASED
                                                                                  FEE                   FEE

     Betsy Pecor                     1                $1.247 billion               none                 none

(1)Assets as of April 30, 2005.

Ms. Pecor does not manage any pooled investment vehicles other than registered investment companies or any accounts that are not pooled investment vehicles.